Columbia Funds Series Trust I
290 Congress Street
Boston, MA 02210
July 1, 2024
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:
Columbia Funds Series Trust I (the Registrant)
Columbia Balanced Fund
Columbia Contrarian Core Fund
Columbia Emerging Markets Fund
Columbia Global Technology Growth Fund
Columbia Intermediate Duration Municipal Fund
Columbia International Dividend Income Fund
Columbia Large Cap Growth Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Select Mid Cap Growth Fund
Columbia Small Cap Growth Fund
Columbia Strategic Income Fund
Columbia Tax-Exempt Fund

Post-Effective Amendment No. 417
File No. 002-99356 /811-04367
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 417 (Amendment). This Amendment was filed electronically on June 27, 2024.
If you have any questions, please contact either me at (212) 850-1703 or Teresa Lirio at (617) 385-9537.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Series Trust I